Average Annual Total Returns - AZL DFA Multi-Strategy Fund	Apr. 30, 2021
BloombergBarclaysUSAggregateBondIndex [Member]
Average Annual Return:
1 Year	7.51%	[1]
5 Years	4.44%	[1]
10 Years	3.84%	[1]
ModerateCompositeIndex [Member]
Average Annual Return:
1 Year	15.37%	[1]
5 Years	11.23%	[1]
10 Years	10.12%	[1]
AZL DFA Multi-Strategy Fund
Average Annual Return:
1 Year	10.64%
5 Years	8.38%
10 Years	8.06%

[1]	Reflects no deduction for fees, expenses, or taxes.